FINANCIAL INSTRUMENTS FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS FAIR VALUE DISCLOSURES
FINANCIAL INSTRUMENTS FAIR VALUE DISCLOSURES

NOTE 18 - FINANCIAL INSTRUMENTS FAIR VALUE DISCLOSURES

The Corporation has determined that the carrying value of its short-term financial assets and liabilities approximates their fair value due to the immediate or short-term maturity of these financial instruments.